Contingencies	9 Months Ended
Sep. 30, 2023
Contingencies
Contingencies
16.	Contingencies
(a)	Capital commitments

As of September 30, 2023, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB27,700, which is expected to be incurred within two years.

(b)	Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise and management agreements and lease contracts, which are handled and defended in the ordinary course of business.